CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits

	September 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Cash and bank balances	1,217,492	1,312,773
Less: Pledged deposits	(583)	(357)
Time deposits	(757,632)	(34,703)

Cash and cash equivalents	459,277	1,277,713

Denominated in USD	439,687	1,254,969
Denominated in RMB	12,140	12,675
Denominated in EUR	7,450	10,069

Cash and cash equivalents	459,277	1,277,713